Taxes Payable (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Sep. 30, 2016
Taxes Payable Disclosure [Line Items]
Total	[1]	$ 1,278	$ 1,406
Enterprise income tax payable [Member]
Taxes Payable Disclosure [Line Items]
Total		319	319
Individual income tax [Member]
Taxes Payable Disclosure [Line Items]
Total		498	497
Other taxes payable [Member]
Taxes Payable Disclosure [Line Items]
Total		$ 461	$ 590

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).